N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Aug. 18, 2026
Amendment Flag	false
C000065160 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Columbia Small Cap Value Discovery Fund - Class A* (Formerly Columbia Small Cap Value Fund I)	1.20%	14.60%	12.14%	11.03%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Columbia Small Cap Value Discovery Fund - Class A* (Formerly Columbia Small Cap Value Fund I)	1.20%	14.60%	12.14%	11.03%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000065160 [Member] | C000033005 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Discovery Fund - Class A* (Formerly Columbia Small Cap Value Fund I)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	14.60%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	11.03%
C000078455 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Columbia Small Cap Value Discovery Fund - Class A* (Formerly Columbia Small Cap Value Fund I)	1.20%	14.60%	12.14%	11.03%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Columbia Small Cap Value Discovery Fund - Class A* (Formerly Columbia Small Cap Value Fund I)	1.20%	14.60%	12.14%	11.03%
	Adviser: Columbia Management Investment Advisers
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000078455 [Member] | C000033005 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Discovery Fund - Class A* (Formerly Columbia Small Cap Value Fund I)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Management Investment Advisers
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	14.60%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	11.03%